CERTAIN RISKS AND CONCENTRATION (Details) - 12 months ended Dec. 31, 2020 - Total cash, restricted cash and short-term investments - Credit concentration risk - PRC ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Unusual Risk or Uncertainty
Cash and time deposits	¥ 10,877,734	$ 1,667,086
Percentage of total cash, restricted cash, short-term investments and time deposits held in the PRC	95.00%